Accrued Expenses, Other Current Liabilities And Other Long-Term Liabilities (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012
Summary Of Accrued Expenses And Other Current Liabilities

The following table sets forth the totals included in Accrued expenses and other current liabilities on the Consolidated Balance Sheets.

	December 29, 2012	September 29, 2012
Employee compensation, payroll and other taxes	$61	$95
Interest	62	60
Rebates	78	68
TRA obligation	123	—
Other	61	77

	$385	$300

The following table sets forth the totals included in Accrued expenses and other current liabilities as of fiscal year-end 2012 and 2011.

	2012	2011
Employee compensation, payroll and other taxes	$95	$101
Interest	60	63
Rebates	68	60
Other	77	62

	$300	$286

Summary Of Other Long-Term Liabilities

The following table sets forth the totals included in Other long-term liabilities on the Consolidated Balance Sheets.

	December 29, 2012	September 29, 2012
Lease retirement obligation	$21	$20
Sale-lease back deferred gain	33	34
Pension liability	82	84
TRA obligation	177	—
Other	24	28

	$337	$166

The following table sets forth the totals included in Other long-term liabilities as of fiscal year-end 2012 and 2011.

	2012	2011
Lease retirement obligation	$20	$20
Sale-lease back deferred gain	34	35
Pension liability	84	79
Other	28	36

	$166	$170